Property, Plant and Equipment, Net - Schedule of Property, Plant And Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Total	¥ 367,954		¥ 290,311
Less: Accumulated depreciation	(119,153)		(69,099)
Property, plant and equipment, net	248,801	$ 36,187	221,212
Buildings
Property Plant And Equipment [Line Items]
Total	87,792		87,792
Electronic Equipment
Property Plant And Equipment [Line Items]
Total	67,637		46,136
Motor Vehicles
Property Plant And Equipment [Line Items]
Total	9,652		10,379
Furniture and Education Equipment
Property Plant And Equipment [Line Items]
Total	38,994		45,334
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total	¥ 163,879		¥ 100,670